Segment information (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($) segment	Nov. 30, 2024 USD ($)	Feb. 28, 2026 USD ($) segment	Feb. 28, 2025 USD ($) segment	Aug. 31, 2025 USD ($) segment	Aug. 31, 2024 segment	Aug. 31, 2023 segment
Segment information
Number of operating segments | segment		2		2	2	2
Number of reportable segments | segment				2		2	2	2
Segment revenues | $	$ 14,531,484	$ 75,009		$ 30,224,328	$ 177,219
Inter-segment eliminations
Segment information
Segment revenues | $		$ 0	$ 0			$ 0